Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Liabilities:
Contingent consideration in respect of acquisition	$ 4,609
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Trading securities	435	213
Short term investments		1,339
Hedging derivatives
Fair value of currency conversion derivatives
Total	9,036	14,224
Liabilities:
Contingent consideration in respect of acquisition
Fair value of currency conversion derivatives
Total
Significant Other ObservableI inputs (Level 2) [Member]
Assets:
Trading securities
Short term investments
Hedging derivatives		292
Fair value of currency conversion derivatives	786	691
Total	786	983
Liabilities:
Contingent consideration in respect of acquisition
Fair value of currency conversion derivatives	343	682
Total	343
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Trading securities
Short term investments
Hedging derivatives
Fair value of currency conversion derivatives
Total
Liabilities:
Contingent consideration in respect of acquisition	4,609
Fair value of currency conversion derivatives
Total	4,609
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale securities	8,176	11,014
Corporate Debentures [Member] | Significant Other ObservableI inputs (Level 2) [Member]
Assets:
Available-for-sale securities
Corporate Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale securities
US Government or Government Agencies' Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale securities	425	1,658
US Government or Government Agencies' Debentures [Member] | Significant Other ObservableI inputs (Level 2) [Member]
Assets:
Available-for-sale securities
US Government or Government Agencies' Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale securities